DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2022
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Variable Interest Entity Information

	December 31,
	2021	2022
	RMB	RMB
Cash	8,204	29,567
Amounts due from Tarena International and its wholly-owned subsidiaries	141,104	106,922
Amounts due from a related party	4	4
Prepaid expenses and other current assets	27,435	10,602
Total current assets	176,747	147,095

Property and equipment, net	2,801	3,009
Long term investments, net	29,880	27,000
Right-of-use assets	11,108	8,738
Other non-current assets	1,057	647
Total assets	221,593	186,489

Short-term bank loans	—	20,000
Accounts payable	320	42
Deferred revenue-current	167,224	166,542
Operating lease liabilities-current	3,949	4,124
Income taxes payable	2,045	1,213
Accrued expenses and other current liabilities	22,344	14,537
Amounts due to Tarena International and its wholly-owned subsidiaries	56,052	7,631
Total current liabilities	251,934	214,089

Deferred revenue-non current	134	135
Operating lease liabilities-non current	5,953	4,176
Other non-current liabilities	122	122
Total liabilities	258,143	218,522

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	127,043	140,541	158,347
Net (loss) income	32,869	(39,072)	1,255
Net cash provided by operating activities	112,106	10,308	7,722
Net cash provided by investing activities	—	—	19,975
Net cash (used in) provided by financing activities	(110,985)	(3,437)	5,762

Net revenues | Product concentration
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Schedule of Revenue Concentration

	Year Ended December 31,
	2020	2021	2022
Childhood & adolescent Robotics Programming	15.7%	27.9%	30.3%
Childhood & adolescent Computer Programming	20.6%	19.4%	20.4%
Java	13.8%	11.8%	10.3%
Digital Arts	16.8%	11.0%	6.2%
Total	66.9%	70.1%	67.2%